BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Of Biological Assets [Abstract]
Disclosure of biological assets, agriculture produce at point of harvest and government grants related to biological assets [text block]
NOTE 20. BIOLOGICAL ASSETS

Biological assets comprise forestry plantations, mainly radiata and taeda pine, and to a lesser extent eucalyptus. The plantations are located in Chile, Argentina, Brazil and Uruguay.

As of December 31, 2023, Arauco had a total surface of 1.7 million hectares of which 969 thousand hectares are used for forestry planting, 509 thousand hectares are native forest, 114 thousand hectares are used for other purposes and 140 thousand hectares not yet planted. Lands corresponding to native forest, lands used for other purposes and lands not yet planted are presented in property, plant & equipment, Forest plantations are presented in Biological Assets.

For the twelve-months period ended December 31, 2023, the production volume of logs totaled 19.7 million m3 (21 million m3 as of December 31, 2023).

Measurements of fair value of Arauco’s biological assets are classified as Level 3, due to the fact that inputs are not observable. However, this information reflects the assumptions that market participants would use in pricing the asset, including assumptions about risk.

These unobservable inputs were developed using the best information available and includes internal data from Arauco. These unobservable inputs can be adjusted if the available information indicates that other market participants would use different information or there is something specific in Arauco that is not available to other market participants.

The main considerations in determining the fair value of biological assets include the following:

- Arauco uses discounted expected future cash flows of its forest plantations, which are based on a harvest projection date for all existing plantations.

- Current forestry plantations are projected based on a net volume that will not decrease, with a minimum growth equivalent to the current supply demand.

- Future plantations are not considered.

- The harvest of forestry plantations supplies raw materials for all other products that Arauco produces and trades. By directly controlling the development of forests that will be processed, Arauco ensures high quality timber for each of its products.

- Expected cash flows are determined in terms of harvest and expected sale of forestry products, associated with the demand from the Company’s own industrial centers and sales to third parties at market prices. Sales margin of the different products that are harvested in the forest is also considered in the valuation. The changes in the value of the plantations pursuant to the criteria defined above are accounted for in the results for the period, as established in IAS 41. These changes are presented in the consolidated statements of profit or loss under the line item other income per function, which as of December 31, 2023 amounted to ThU.S.$ 264,477 (ThU.S.$ 12,932 as of December 31, 2022). The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2023 amounted to ThU.S.$ 344,991 (ThU.S.$ 309,670 as of December 31, 2022).

- Forestry plantations are harvested according to the needs of Arauco’s production plants.

- The discount rates used are 7.0% in Chile, 8.3% Brazil, 21% in Argentina and 9% in Uruguay.

- It is expected that prices of harvested timber are constant in real terms based on market prices.

- Cost expectations with respect to the lifetime of the forests are constant based on estimated costs included in the projections made by Arauco.

- The average crop age by species and country is:

	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0.5	(116,381)
	-0.5	124,280
Margins (%)	10	450,997
	-10	(450,997)